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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  028-07216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Flanagan
Title:            Chief Financial Officer
Phone:            212-271-1947

Signature, Place, and Date of Signing:

/S/ John Flanagan            New York, New York              February 4, 2004
------------------           ------------------              ----------------
[Signature]                  [City, State]                   [Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                  0
                                                                 ----
Form 13F Information Table Entry Total:                            10
                                                                -----
Form 13F Information Table Value Total:                       $38,333
                                                              -------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                               Chatterjee Management Company
                                                 Form 13F Information Table
                                               Quarter Ended December 31, 2003


Name of Issuer          Title of    CUSIP      Value     Shrs or     SH/    Put/     Investment Discretion      Voting Authority
--------------          --------    -----      ------    --------    ---    ----     ---------------------      ----------------
                         Class                  (x       prn amt     PRN    Call
                         -----                  --       -------     ---    ----
                                               $1000)                               Sole   Shared     None    Sole     Shared   None
                                               ------                               ----   ------     ----    ----     ------   ----
                                                                                           Instr. V
                                                                                           --------
------------------------------------------------------------------------------------------------------------------------------------
ASPEN TECHNOLOGY          COM    045327103        $377      36,700    SH             X                         X
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION           COM    12487Q109     $17,451   1,032,613    SH             X                         X
SVCS GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC         COM    22674V100        $165     123,763    SH             X                         X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MANUGISTICS GROUP         COM    565011103        $222      35,500    SH             X                         X
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MATRIXONE INC             COM    57685P304        $577      93,700    SH             X                         X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS                    COM    741929103     $10,104     994,495    SH             X                         X
TELECOMMUNICATIONS
GRP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RCN CORP                  COM    749361101         $45      66,880    SH             X                         X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC             COM    816288104        $346      80,914    SH             X                         X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC                COM    871130100      $8,974     436,056    SH             X                         X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TIBCO SOFTWARE INC        COM    88632Q103         $72      10,700    SH             X                         X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 10 DATA RECORDS                        38,333
         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED